China Contribution Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
China Contribution Plan
21. CHINA CONTRIBUTION PLAN
The Sohu
Group’s subsidiaries and consolidated VIEs in China participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Group’s subsidiaries and consolidated VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Group’s China-based subsidiaries and consolidated VIEs have no further commitments beyond their monthly contributions. For the years ended December 31, 2021, 2020 and 2019, the Group’s China based subsidiaries and consolidated VIEs contributed a total of $83.1 million, $59.2 million and $79.2 million, respectively, to these funds.